Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
January 31, 2025
ILF-NPRT1-0425
1.873105.116
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 6.1%
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	10,601	20,377,136
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	4,110,600	15,207,120
Specialty Retail - 0.1%
Lojas Renner SA	13,829,200	32,300,987
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	3,337,200	19,501,096
TOTAL CONSUMER DISCRETIONARY		87,386,339

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Raia Drogasil SA	28,644,792	103,373,288
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro SA ADR	4,374,800	56,434,920
Petroleo Brasileiro SA ADR (c)	3,751,635	53,310,733
PRIO SA/Brazil (b)	11,668,400	81,841,825
		191,587,478
Financials - 1.4%
Banks - 1.0%
Itau Unibanco Holding SA ADR	36,989,800	214,540,841
Capital Markets - 0.4%
XP Inc Class A	7,235,056	98,758,514
TOTAL FINANCIALS		313,299,355

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	26,697,200	11,055,214
Pharmaceuticals - 0.0%
Hypera SA	2,337,700	7,312,250
TOTAL HEALTH CARE		18,367,464

Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	12,996,740	68,652,623
Rumo SA	21,937,200	69,069,307
		137,721,930
Materials - 1.4%
Metals & Mining - 1.3%
Metalurgica Gerdau SA	37,131,422	61,122,728
Vale SA ADR (c)	22,755,370	211,397,388
		272,520,116
Paper & Forest Products - 0.1%
Dexco SA	27,548,011	27,811,751
TOTAL MATERIALS		300,331,867

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,789,051	9,019,954
Utilities - 0.8%
Electric Utilities - 0.6%
Equatorial Energia SA	13,847,867	71,442,440
Equatorial Energia SA rights 2/13/2025 (b)	44,881	36,479
Isa Energia Brasil sa	6,229,100	25,368,123
Transmissora Alianca de Energia Eletrica S/A unit	4,683,200	26,853,643
		123,700,685
Independent Power and Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	4,772,900	30,054,965
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,015,400	16,431,478
TOTAL UTILITIES		170,187,128

TOTAL BRAZIL		1,331,274,803
CANADA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Barrick Gold Corp (United States)	2,782,100	45,542,977
Capstone Copper Corp (b)	7,049,100	39,480,974

TOTAL CANADA		85,023,951
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	4,687,790	100,263,742
CHINA - 29.2%
Communication Services - 5.7%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (d)(e)	77,780,103	11,180,035
Entertainment - 0.3%
Beijing Enlight Media Co Ltd A Shares (China)	9,768,876	12,877,188
Netease Inc ADR	489,073	50,301,158
		63,178,346
Interactive Media & Services - 5.3%
Bilibili Inc ADR (b)(c)	1,621,769	27,115,978
Kanzhun Ltd ADR (b)	812,691	11,710,877
Kuaishou Technology B Shares (b)(d)(e)	2,384,191	12,881,895
Tencent Holdings Ltd	20,693,240	1,088,779,339
Tongdao Liepin Group (b)(d)	4,918,545	1,836,903
		1,142,324,992
Consumer Discretionary - 10.4%
Automobile Components - 0.5%
Fuyao Glass Industry Group Co Ltd A Shares (China)	3,739,000	30,845,117
Ningbo Tuopu Group Co Ltd A Shares (China)	4,788,490	43,501,251
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	6,987,353	33,760,477
		108,106,845
Automobiles - 0.9%
BYD Co Ltd A Shares (China)	545,371	20,741,552
BYD Co Ltd H Shares	3,126,735	109,874,620
Li Auto Inc A Shares (b)	1,980,660	23,312,225
Li Auto Inc ADR (b)(c)	430,501	10,082,333
XPeng Inc A Shares (b)	1,170,500	8,895,630
ZEEKR Intelligent Technology Holding Ltd ADR (b)(c)	554,671	14,499,100
		187,405,460
Broadline Retail - 5.5%
Alibaba Group Holding Ltd	38,633,565	473,898,035
Alibaba Group Holding Ltd ADR	301,100	29,760,724
JD.com Inc A Shares	8,151,092	165,799,893
JD.com Inc ADR	2,589,249	105,434,219
PDD Holdings Inc Class A ADR (b)	3,739,281	418,462,937
		1,193,355,808
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	1,134,019	55,294,766
Hotels, Restaurants & Leisure - 2.4%
Meituan B Shares (b)(d)(e)	17,297,267	329,211,226
TravelSky Technology Ltd H Shares	22,545,000	27,689,735
Trip.com Group Ltd (b)	130,013	9,131,351
Trip.com Group Ltd ADR (b)	2,336,451	163,948,767
		529,981,079
Household Durables - 0.6%
Haier Smart Home Co Ltd A Shares (China)	8,616,900	33,090,721
Haier Smart Home Co Ltd H Shares	28,894,764	95,571,144
		128,661,865
Textiles, Apparel & Luxury Goods - 0.2%
Li Ning Co Ltd	17,329,461	35,629,046
TOTAL CONSUMER DISCRETIONARY		2,238,434,869

Consumer Staples - 1.5%
Beverages - 0.9%
China Resources Beer Holdings Co Ltd	11,289,666	34,227,436
Kweichow Moutai Co Ltd A Shares (China)	456,626	90,887,323
Tsingtao Brewery Co Ltd H Shares	11,249,084	69,008,357
		194,123,116
Consumer Staples Distribution & Retail - 0.1%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	4,773,960	15,070,873
Food Products - 0.1%
Uni-President China Holdings Ltd	30,753,000	31,061,244
Household Products - 0.1%
C&S Paper Co Ltd A Shares (China)	22,804,400	20,886,291
Personal Care Products - 0.3%
Proya Cosmetics Co Ltd A Shares (China)	6,017,318	69,870,201
TOTAL CONSUMER STAPLES		331,011,725

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	160,418,000	88,115,740
Financials - 5.1%
Banks - 3.6%
Bank of Ningbo Co Ltd A Shares (China)	16,634,300	60,707,548
China Construction Bank Corp H Shares	623,436,000	507,299,405
China Merchants Bank Co Ltd H Shares	39,118,500	214,120,308
		782,127,261
Insurance - 1.5%
China Life Insurance Co Ltd H Shares	45,774,690	84,477,475
Ping An Insurance Group Co of China Ltd H Shares	41,125,000	231,561,895
		316,039,370
TOTAL FINANCIALS		1,098,166,631

Health Care - 1.1%
Biotechnology - 0.6%
Akeso Inc (b)(c)(d)(e)	2,927,000	22,858,090
Beigene Ltd ADR (b)	195,391	43,961,022
Innovent Biologics Inc (b)(d)(e)	5,356,362	22,719,460
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	356,900	7,296,573
Zai Lab Ltd (b)	10,174,700	27,630,022
Zai Lab Ltd ADR (b)	308,859	8,397,876
		132,863,043
Health Care Equipment & Supplies - 0.2%
Angelalign Technology Inc (d)(e)	713,600	5,000,393
Eyebright Medical Technology Beijing Co Ltd A Shares (China) (b)	591,100	7,757,360
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,090,739	35,142,724
		47,900,477
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co Ltd A Shares (China)	3,717,300	6,351,865
Sinopharm Group Co Ltd H Shares	10,614,400	27,993,932
		34,345,797
Health Care Technology - 0.0%
Medlive Technology Co Ltd (d)(e)	7,905,965	8,857,798
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	3,275,000	2,950,564
Hansoh Pharmaceutical Group Co Ltd (d)(e)	9,359,918	21,478,116
		24,428,680
TOTAL HEALTH CARE		248,395,795

Industrials - 1.9%
Air Freight & Logistics - 0.1%
ZTO Express Cayman Inc Class A ADR	2,375,221	44,321,624
Construction & Engineering - 0.4%
China Communications Services Corp Ltd H Shares	74,804,000	42,432,998
Sinopec Engineering Group Co Ltd H Shares	49,991,887	39,906,767
		82,339,765
Machinery - 1.4%
Airtac International Group	2,189,000	56,687,496
Haitian International Holdings Ltd	16,973,306	44,982,452
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,410,400	78,493,499
Sinotruk Hong Kong Ltd	16,266,661	47,284,985
Yangzijiang Shipbuildling (Holdings) Ltd	26,019,000	58,268,998
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	1,974,900	8,358,847
		294,076,277
TOTAL INDUSTRIALS		420,737,666

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,045,111	51,090,747
Flat Glass Group Co Ltd A Shares (China)	5,857,000	15,495,908
		66,586,655
Software - 0.0%
Glodon Co Ltd A Shares (China)	3,742,300	6,068,640
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (b)(d)(e)	50,031,505	250,760,892
TOTAL INFORMATION TECHNOLOGY		323,416,187

Materials - 0.4%
Construction Materials - 0.4%
China Jushi Co Ltd A Shares (China)	55,910,500	87,449,381
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd	5,279,900	8,375,308
China Resources Land Ltd	11,840,720	35,787,030
ESR Group Ltd (d)(e)	7,052,600	10,843,331
Guangdong Land Holdings Ltd (b)	8,762,972	224,925
KE Holdings Inc ADR	1,872,100	32,630,703
Longfor Group Holdings Ltd (d)(e)	4,305,500	5,426,149
		93,287,446
Utilities - 0.8%
Gas Utilities - 0.7%
China Gas Holdings Ltd	37,414,727	30,923,246
ENN Energy Holdings Ltd	8,519,600	57,457,742
Kunlun Energy Co Ltd	55,422,000	52,990,144
		141,371,132
Water Utilities - 0.1%
Guangdong Investment Ltd	45,404,000	34,263,212
TOTAL UTILITIES		175,634,344

TOTAL CHINA		6,321,333,157
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Alpha Services and Holdings SA	48,095,726	89,011,799
Piraeus Financial Holdings SA	7,674,220	34,721,641

TOTAL GREECE		123,733,440
HONG KONG - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	129,191,425	7,544,000
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Kerry Properties Ltd	5,303,000	10,412,852
TOTAL HONG KONG		17,956,852
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	958,200	24,799,152
INDIA - 16.9%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	9,386,052	175,673,598
Consumer Discretionary - 1.5%
Automobiles - 0.3%
Mahindra & Mahindra Ltd	1,984,094	68,233,315
Hotels, Restaurants & Leisure - 1.2%
MakeMyTrip Ltd (b)(c)	560,800	61,278,616
Swiggy Ltd (b)	7,180,625	34,275,748
Swiggy Ltd (f)	696,654	3,325,384
Zomato Ltd (b)	64,588,694	163,690,033
		262,569,781
Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	17,736,254	91,438,143
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Coal India Ltd	16,438,900	74,860,793
Petronet LNG Ltd	8,833,380	32,137,992
Reliance Industries Ltd	22,233,384	323,765,905
		430,764,690
Financials - 5.6%
Banks - 3.6%
HDFC Bank Ltd	25,581,897	501,043,775
ICICI Bank Ltd	19,912,796	286,738,982
		787,782,757
Consumer Finance - 1.3%
Bajaj Finance Ltd	1,995,977	181,097,155
Shriram Finance Ltd	16,660,000	104,295,101
		285,392,256
Insurance - 0.7%
HDFC Life Insurance Co Ltd (d)(e)	19,889,498	146,157,457
TOTAL FINANCIALS		1,219,332,470

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	464,500	36,453,706
Max Healthcare Institute Ltd	576,400	7,041,368
		43,495,074
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	641,852	41,323,338
SAI Life Sciences Ltd (d)(e)	320,488	2,414,748
SAI Life Sciences Ltd (f)	303,156	2,284,159
		46,022,245
Pharmaceuticals - 0.6%
Mankind Pharma Ltd (b)	703,184	19,704,910
Sun Pharmaceutical Industries Ltd	3,325,700	66,866,438
Torrent Pharmaceuticals Ltd	829,872	31,291,214
		117,862,562
TOTAL HEALTH CARE		207,379,881

Industrials - 1.8%
Aerospace & Defense - 1.0%
Bharat Electronics Ltd	35,736,500	120,095,556
Hindustan Aeronautics Ltd (d)	2,245,900	101,645,147
		221,740,703
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	3,981,716	163,479,901
TOTAL INDUSTRIALS		385,220,604

Information Technology - 1.9%
IT Services - 1.9%
HCL Technologies Ltd	330,800	6,568,979
Infosys Ltd	9,678,803	210,738,691
Infosys Ltd ADR (c)	2,250,792	49,404,884
Tata Consultancy Services Ltd	3,168,499	150,024,408
		416,736,962
Software - 0.0%
Pine Labs Pvt Ltd (b)(g)(h)	9,606	4,743,923
TOTAL INFORMATION TECHNOLOGY		421,480,885

Materials - 0.8%
Construction Materials - 0.5%
JK Cement Ltd	2,006,721	111,789,213
Metals & Mining - 0.3%
Tata Steel Ltd	36,818,800	56,937,027
TOTAL MATERIALS		168,726,240

Real Estate - 0.2%
Office REITs - 0.0%
Embassy Office Parks REIT	2,053,120	8,767,549
Real Estate Management & Development - 0.2%
Godrej Properties Ltd (b)	674,878	18,041,967
Sunteck Realty Ltd	1,280,900	7,022,666
		25,064,633
TOTAL REAL ESTATE		33,832,182

Utilities - 0.9%
Electric Utilities - 0.5%
Power Grid Corp of India Ltd	29,858,472	103,757,282
Independent Power and Renewable Electricity Producers - 0.4%
NTPC Ltd	26,640,445	99,282,002
TOTAL UTILITIES		203,039,284

TOTAL INDIA		3,667,691,073
INDONESIA - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	53,158,900	8,561,212
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	354,791,600	62,032,155
Food Products - 0.2%
First Resources Ltd	44,970,646	47,885,333
TOTAL CONSUMER STAPLES		109,917,488

Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	348,112,760	201,097,742
Bank Rakyat Indonesia Persero Tbk PT	399,505,939	103,163,325
		304,261,067
TOTAL INDONESIA		422,739,767
KOREA (SOUTH) - 8.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Kakao Corp	585,699	15,328,617
NAVER Corp	593,783	87,652,909
Webtoon Entertainment Inc	734,690	9,367,298
		112,348,824
Consumer Discretionary - 1.0%
Automobiles - 0.7%
Hyundai Motor Co	235,385	33,025,231
Kia Corp	1,724,358	119,940,674
		152,965,905
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	432,339	11,199,257
Household Durables - 0.3%
Coway Co Ltd	1,062,080	56,006,998
TOTAL CONSUMER DISCRETIONARY		220,172,160

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Amorepacific Corp	633,060	56,028,746
Financials - 1.0%
Banks - 0.7%
KB Financial Group Inc	2,311,110	144,335,104
Financial Services - 0.0%
Kakao Pay Corp (b)	240,018	4,415,302
Insurance - 0.3%
Samsung Life Insurance Co Ltd	1,041,210	63,334,114
TOTAL FINANCIALS		212,084,520

Health Care - 0.6%
Biotechnology - 0.2%
Celltrion Inc	379,386	46,479,001
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	145,000	7,966,784
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (b)(d)(e)	97,368	71,784,794
TOTAL HEALTH CARE		126,230,579

Industrials - 0.5%
Electrical Equipment - 0.3%
LS Electric Co Ltd	382,200	60,183,773
Industrial Conglomerates - 0.2%
LG Corp	1,018,468	52,045,367
TOTAL INDUSTRIALS		112,229,140

Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	2,199,503	295,179,770
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co Ltd	16,813,506	598,569,669
TOTAL INFORMATION TECHNOLOGY		893,749,439

TOTAL KOREA (SOUTH)		1,732,843,408
KUWAIT - 0.5%
Financials - 0.5%
Banks - 0.5%
Kuwait Finance House KSCP	39,242,900	99,934,941
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(g)(h)	2,024,724	3,604,009
Jumo World Ltd (b)(h)	2,021	0

TOTAL MAURITIUS		3,604,009
MEXICO - 1.9%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	36,125,400	93,651,988
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	27,442,878	189,644,828
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV ADR	16,719,800	99,148,414
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	12,695,600	13,159,998
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV (c)	4,323,684	11,302,672
TOTAL MEXICO		406,907,900
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	561,077	9,336,263
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	698,039	65,071,196
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	740,422	135,571,268
PHILIPPINES - 0.3%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,337,000	31,110,533
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	53,392,024	20,298,554
SM Prime Holdings Inc	34,525,200	13,642,474
		33,941,028
TOTAL PHILIPPINES		65,051,561
POLAND - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA (c)	577,768	29,993,440
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Allegro.eu SA (b)(d)(e)	6,252,874	46,137,905
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	10,051	40,684,002
TOTAL CONSUMER DISCRETIONARY		86,821,907

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(d)(e)	361,500	40,030,850
TOTAL POLAND		156,846,197
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	1,746,925	10,708,650
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	467,100	11,930,599
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(h)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(h)	12,899,053	1
Sberbank of Russia PJSC ADR (b)(h)	19,633,994	197
		198
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(d)(h)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(h)	98,230	0
TOTAL RUSSIA		368
SAUDI ARABIA - 3.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	107,302	4,056,689
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Saudi Arabian Oil Co (d)(e)	19,116,800	141,692,761
Financials - 3.1%
Banks - 2.8%
Al Rajhi Bank	10,847,015	286,307,752
Alinma Bank	17,289,750	137,600,724
Saudi National Bank/The	18,931,716	172,625,027
		596,533,503
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	1,448,232	71,818,901
TOTAL FINANCIALS		668,352,404

Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	1,324,000	40,595,089
TOTAL SAUDI ARABIA		854,696,943
SINGAPORE - 1.3%
Communication Services - 1.3%
Entertainment - 1.3%
Sea Ltd Class A ADR (b)	2,383,803	290,323,367
SOUTH AFRICA - 3.8%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Naspers Ltd Class N	1,137,492	239,817,837
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Pick n Pay Stores Ltd (b)	30,328,630	46,311,205
Shoprite Holdings Ltd	7,013,107	107,050,543
		153,361,748
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	846,654	134,803,417
Financial Services - 0.7%
FirstRand Ltd	37,918,860	154,273,032
TOTAL FINANCIALS		289,076,449

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	2,876,400	39,238,857
Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (b)	18,906,802	103,773,131
TOTAL SOUTH AFRICA		825,268,022
TAIWAN - 18.1%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	27,084,000	63,862,732
Financials - 1.3%
Banks - 0.7%
CTBC Financial Holding Co Ltd	115,327,000	136,324,428
Insurance - 0.6%
Cathay Financial Holding Co Ltd	67,839,000	135,838,194
TOTAL FINANCIALS		272,162,622

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	1,052,000	21,740,350
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	4,128,327	77,588,050
Information Technology - 16.1%
Communications Equipment - 0.0%
Accton Technology Corp	718,000	16,373,897
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	1,527,000	17,077,272
Delta Electronics Inc	1,790,916	23,174,623
E Ink Holdings Inc	7,059,791	58,847,713
Hon Hai Precision Industry Co Ltd	34,274,808	181,751,604
		280,851,212
Semiconductors & Semiconductor Equipment - 14.3%
Alchip Technologies Ltd	293,000	27,069,551
ASE Technology Holding Co Ltd	22,805,677	117,555,920
eMemory Technology Inc	759,318	74,426,995
King Yuan Electronics Co Ltd	6,162,630	20,480,325
MediaTek Inc	3,602,698	154,945,172
Taiwan Semiconductor Manufacturing Co Ltd	81,596,030	2,704,314,359
		3,098,792,322
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co Ltd	385,959	6,453,513
Quanta Computer Inc	7,121,226	56,068,288
Wiwynn Corp	572,390	37,472,881
		99,994,682
TOTAL INFORMATION TECHNOLOGY		3,496,012,113

TOTAL TAIWAN		3,931,365,867
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	4,757,300	5,603,647
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	62,980,400	39,870,083
TURKEY - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	51,987,127	35,184,793
UNITED ARAB EMIRATES - 1.7%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	39,905,441	58,667,696
Financials - 1.0%
Banks - 1.0%
Abu Dhabi Commercial Bank PJSC	25,976,300	84,724,160
Abu Dhabi Islamic Bank PJSC	17,780,100	75,514,779
Dubai Islamic Bank PJSC	25,346,600	53,135,356
		213,374,295
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	6,438,600	13,409,915
Emaar Properties PJSC	21,567,035	79,267,904
		92,677,819
TOTAL UNITED ARAB EMIRATES		364,719,810
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	2,142,000	64,497,437
UNITED STATES - 1.3%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	1,385,400	52,201,872
Health Care - 0.2%
Biotechnology - 0.2%
Legend Biotech Corp ADR (b)	975,400	37,162,740
Materials - 0.9%
Construction Materials - 0.9%
Titan Cement International SA (i)	4,106,758	196,402,170
TOTAL UNITED STATES		285,766,782
TOTAL COMMON STOCKS (Cost $16,132,793,610)		21,489,919,048

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd 5% 7/28/2027 (g)(h) (Cost $33,309,389)	33,309,389	31,467,380

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
ByteDance Ltd Series E1 (b)(g)(h)	399,541	98,950,324
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(g)(h)	668,281	5,874,190
TOTAL CHINA		104,824,514
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho Series D2 (g)(h)	141,313	7,636,555
Meesho Series E (g)(h)	23,538	1,271,993
Meesho Series E1 (g)(h)	31,950	1,726,578
Meesho Series F (b)(g)(h)	453,122	24,912,648
		35,547,774
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(g)(h)	22,959	11,338,302
Pine Labs Pvt Ltd Series A (b)(g)(h)	5,737	2,833,217
Pine Labs Pvt Ltd Series B (b)(g)(h)	6,242	3,082,612
Pine Labs Pvt Ltd Series B2 (b)(g)(h)	5,049	2,493,449
Pine Labs Pvt Ltd Series C (b)(g)(h)	9,391	4,637,745
Pine Labs Pvt Ltd Series C1 (b)(g)(h)	1,978	976,835
Pine Labs Pvt Ltd Series D (b)(g)(h)	2,116	1,044,987
		26,407,147
TOTAL INDIA		61,954,921
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(g)(h)	566,129	4,489,403
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $131,464,408)		171,268,838

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $38,044,041)	647,347	73,427,242

U.S. Treasury Obligations - 0.1%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/13/2025 (k)	4.44	17,740,000	17,719,065
US Treasury Bills 0% 2/6/2025	4.47 to 4.48	1,360,000	1,359,523
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,073,205)			19,078,588

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.37	274,630,031	274,684,957
Fidelity Securities Lending Cash Central Fund (l)(m)	4.37	166,610,455	166,627,116
TOTAL MONEY MARKET FUNDS (Cost $441,309,207)			441,312,073

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $16,795,993,860)	22,226,473,169
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(500,847,171)
NET ASSETS - 100.0%	21,725,625,998

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,284,508,744 or 5.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,181,026,634 or 5.4% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,609,543 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,084,150 or 1.0% of net assets.

(h)	Level 3 security
(i)	Affiliated company
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,645,874.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/01/20	9,491,694

Gupshup Inc	6/08/21	12,944,653

Jumo World Holding Limited	9/06/23	2,024,724

Meesho Series D2	7/15/24	7,913,528

Meesho Series E	7/15/24	1,318,128

Meesho Series E1	4/18/24	1,789,200

Meesho Series F	9/21/21 - 7/15/24	34,290,258

Pine Labs Pvt Ltd	6/30/21	3,581,693

Pine Labs Pvt Ltd Series 1	6/30/21	8,560,493

Pine Labs Pvt Ltd Series A	6/30/21	2,139,098

Pine Labs Pvt Ltd Series B	6/30/21	2,327,392

Pine Labs Pvt Ltd Series B2	6/30/21	1,882,570

Pine Labs Pvt Ltd Series C	6/30/21	3,501,528

Pine Labs Pvt Ltd Series C1	6/30/21	737,517

Pine Labs Pvt Ltd Series D	6/30/21	788,972

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
SAI Life Sciences Ltd	2025-03-19

Swiggy Ltd	2025-02-10

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	418,942,894	2,150,762,447	2,295,020,384	3,248,540	-	-	274,684,957	274,630,031	0.5%
Fidelity Securities Lending Cash Central Fund	296,832,122	740,059,704	870,264,710	426,273	-	-	166,627,116	166,610,455	0.7%
Total	715,775,016	2,890,822,151	3,165,285,094	3,674,813	-	-	441,312,073	441,240,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Titan Cement International SA	157,508,017	-	15,469,243	-	7,467,797	46,895,599	196,402,170	4,106,758
Total	157,508,017	-	15,469,243	-	7,467,797	46,895,599	196,402,170	4,106,758

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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